Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income (loss)	$ 373	$ 377	$ (433)
Other comprehensive income, net of tax:
Foreign currency translation adjustments	(183)	20	46
Pension funding adjustment:
Foreign currency translation on pension funding adjustment	37	(10)	(22)
Net actuarial (loss) gain	(255)	85	(167)
Amortization of unrecognized actuarial loss	40	46	38
Amortization of unrecognized prior service gain and curtailment	(3)	(4)	(5)
Defined Benefit Plan, Curtailments	2	0	0
Pension funding adjustment, net of tax	(179)	117	(156)
Net unrealized gain on derivative instruments
Gain on derivatives (effective element), Net of tax amount	(25)	23	11
Reclassification adjustment on derivatives, Net of tax amount	(8)	3	7
Derivative instruments adjustment, net of tax	(17)	20	4
Other comprehensive (loss) income, net of tax	(379)	157	(106)
Comprehensive (loss) income	(6)	534	(539)
Less: Comprehensive income attributable to noncontrolling interests	(5)	(12)	(13)
Comprehensive income attributable to Willis Group Holdings	(11)	522	(552)
Interest Rate Swaps [Member]
Net unrealized gain on derivative instruments
Gain on derivatives (effective element), Net of tax amount	0	0	2
Reclassification adjustment on derivatives, Net of tax amount	(4)	(4)	(4)
Forward Exchange Contracts [Member]
Net unrealized gain on derivative instruments
Gain on derivatives (effective element), Net of tax amount	(25)	8	9
Reclassification adjustment on derivatives, Net of tax amount	13	1	(3)
Treasury Lock [Member]
Net unrealized gain on derivative instruments
Gain on derivatives (effective element), Net of tax amount	0	15	0
Reclassification adjustment on derivatives, Net of tax amount	$ (1)	$ 0	$ 0